Lease liabilities (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	$ 1,712,941
Interest	249,265
Present value of minimum lease payments	1,463,676
Current portion of lease liabilities	604,886
Non-current portion of lease liabilities	858,790
Within one year
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	702,498
Interest	97,612
Present value of minimum lease payments	604,886
Between one and five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	734,642
Interest	127,441
Present value of minimum lease payments	607,201
More than five years
Disclosure of maturity analysis of lease payments [line items]
Future minimum lease payments	275,801
Interest	24,212
Present value of minimum lease payments	$ 251,589